Current and long-term debt - 2020 TSFL lease financing (Details)	1 Months Ended
	Nov. 30, 2020 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,436,224,000	$ 2,541,678,000
2020 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,300,000
Sale leaseback transaction, term	7 years
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000
Minimum ratio for fair value of vessels	115.00%
2020 TSFL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.20%
2020 TSFL Lease Financing | Vessels | MR | STI Galata and STI La Boca
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Periodic payment per vessel	$ 400,000